Pension And Other Postretirement Benefits (Schedule Of Pension Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 12,346,781	$ 16,767,679
Prior service cost	630,211	729,939
Total	12,976,992	17,497,618
Less: Deferred tax	5,190,000	7,000,000
Additional pension liabilitiy, net of deferred tax	$ 7,786,992	$ 10,497,618